Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 06, 2016	Jun. 30, 2015
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	htm
Entity Registrant Name	US GEOTHERMAL INC
Entity Central Index Key	0001172136
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		110,215,235
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 57,023,455
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY